Stock-Based Compensation (Details) - Schedule of stock options - DIGERATI TECHNOLOGIES, INC [Member] - Stock options [Member] - $ / shares	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Stock-Based Compensation (Details) - Schedule of stock options [Line Items]
Options Outstanding Beginning Balance		5,000,000
Weighted-average exercise price Outstanding Beginning Balance (in Dollars per share)	$ 0.17	$ 0.27
Weighted-average remaining contractual term (years) Outstanding Beginning Balance		2 years 7 months 28 days
Options, Granted		4,230,000
Weighted-average exercise price, Granted (in Dollars per share)		$ 0.05
Weighted-average remaining contractual term (years), Granted		4 years 4 months 20 days
Options, Exercisable	7,551,179
Weighted average exercise price, Exercisable (in Dollars per share)	$ 0.2
Weighted average remaining contractual term (years), Exercisable	2 years 1 month 9 days
Options, Exercised
Weighted-average exercise price, Exercised
Weighted-average remaining contractual term (years), Exercised
Options, Forfeited and cancelled	(100,000)
Weighted average exercise price, Forfeited and cancelled (in Dollars per share)	$ 0.25
Weighted average remaining contractual term (years) Forfeited and cancelled
Options, Outstanding Ending Balance	9,130,000	9,230,000
Weighted-average exercise price, Outstanding Ending Balance (in Dollars per share)	$ 0.17	$ 0.17
Weighted-average remaining contractual term (years), Outstanding Ending Balance	2 years 4 months 20 days	2 years 11 months 4 days